Significant Event Subsequent to the End of the Reporting Period	12 Months Ended
Jun. 30, 2025
Significant Event Subsequent to the End of the Reporting Period [Abstract]
SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

25. SIGNIFICANT EVENT SUBSEQUENT TO THE END OF THE REPORTING PERIOD

The consolidated financial statements were approved and authorized for issue by the board of directors on October 31, 2025.

The Group has assessed all events occurred from June 30, 2025, up through October 31, 2025, which is the date that these consolidated financial statements are available to be issued. Save as disclosed elsewhere in this report, there are not any material subsequent events that would require disclosure in these consolidated financial statements.